Goodwill (Schedule Of Goodwill) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Goodwill [Line Items]
Goodwill, Beginning Balance	$ 8,514	$ 10,079
Impairment	(672)	(904)	(157)
Translation differences	201	(661)
Goodwill, Ending Balance	8,043	8,514	10,079
Location Based Services [Member]
Goodwill [Line Items]
Goodwill, Beginning Balance	4,265	5,503
Impairment	(672)	(904)
Translation differences	99	(334)
Goodwill, Ending Balance	3,692	4,265
Wireless Communications Products [Member]
Goodwill [Line Items]
Goodwill, Beginning Balance	4,249	4,576
Translation differences	102	(327)
Goodwill, Ending Balance	$ 4,351	$ 4,249